Financial Expenses and Income	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Financial Expenses and Income
B.18. Financial expenses and income
An analysis of financial expenses and income is set forth below:

( € million)	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)

Cost of debt (b)	(219)	(306)

Interest income (c)	162	239

Cost of net debt	(57)	(67)

Non-operating foreign exchange gains/(losses)	1	—

Unwinding of discounting of provisions (d)	(22)	(19)

Net interest cost related to employee benefits	(37)	(39)

Net interest expense on lease liabilities	(22)	(20)

Other (e)	(40)	(161)

Net financial income/(expenses)	(177)	(306)

comprising: Financial expenses	(361)	(583)

Financial income	184	277

(a)	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b)	Includes net gain/(loss) on interest rate and currency derivatives used to manage debt: €(25) million in the first half of 2025 and €(24) million in the first half of 2024.
(c)	Includes net gain/(loss) on interest rate and currency derivatives used to manage cash and cash equivalents: €(4) million in the first half of 2025 and €(18) million in the first half of 2024.
(d)	Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note B.12.).
(e)
Includes a financial expense of €50 million for the six months ended June 30, 2025 and €176 million for the six months ended June 30, 2024 for the remeasurement of the liability recorded in the balance sheet for estimated future royalties on Beyfortus sales in the US.

The impact of the ineffective portion of hedging relationships was not material in either 2025 or 2024.